United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4539

(Investment Company Act File Number)

Federated Adjustable Rate Securities Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/2012

Date of Reporting Period: Quarter ended 11/30/2011

Item 1. Schedule of Investments

Federated Adjustable Rate Securities Fund

Portfolio of Investments

November 30, 2011 (unaudited)

Principal Amount		Value
	Adjustable Rate Mortgages – 45.7%
	Federal Home Loan Mortgage Corp. ARM – 14.9%
$5,053,837	2.041%, 5/1/2035	5,236,988
4,995,481	2.150%, 7/1/2030	5,114,657
3,980,846	2.255%, 2/1/2035	4,126,583
473,629	2.276%, 4/1/2027	478,483
244,232	2.373%, 4/1/2035	253,170
8,696,956	2.388%, 11/1/2036	9,073,132
2,039,679	2.450%, 4/1/2034	2,134,105
11,375,861	2.468%, 7/1/2036	11,996,312
17,314,706	2.474%, 1/1/2038	18,252,173
5,621,096	2.481%, 5/1/2035	5,927,816
6,606,708	2.485%, 8/1/2035	6,935,767
17,003,147	2.493%, 11/1/2034 - 2/1/2035	17,812,868
9,465,283	2.499%, 1/1/2035	9,977,900
7,916,821	2.500%, 4/1/2034	8,288,403
3,389,714	2.516%, 2/1/2036	3,611,103
3,969,280	2.525%, 7/1/2036	4,194,195
1,444,877	2.605%, 4/1/2036	1,526,859
6,232,192	2.682%, 4/1/2037	6,605,587
8,946,409	2.731%, 7/1/2035	9,488,615
1,537,007	2.864%, 4/1/2038	1,625,139
74,840	2.940%, 9/1/2020	76,346
6,779,174	3.742%, 12/1/2039	7,118,994
	TOTAL	139,855,195
	Federal National Mortgage Association ARM – 30.6%
7,177,841	1.420%, 3/1/2044	7,142,497
3,529,674	1.470%, 7/1/2042	3,512,877
3,333,139	1.790%, 9/1/2033	3,418,468
38,431	1.850%, 10/1/2028	39,247
4,340,372	1.870%, 10/1/2033	4,493,437
6,812,123	1.910%, 8/1/2034	7,113,275
6,170,157	1.940%, 8/1/2034	6,429,947
4,907,774	2.030%, 6/1/2034	5,091,816
6,842,950	2.060%, 10/1/2034	7,095,927
1,758,512	2.080%, 5/1/2035	1,814,953
1,062,113	2.150%, 11/1/2035	1,082,972
4,012,298	2.210%, 12/1/2034	4,183,128
4,355,713	2.220%, 2/1/2020 - 5/1/2035	4,579,371
3,989,652	2.260%, 10/1/2035	4,158,490
2,664,122	2.280%, 7/1/2035	2,790,505
11,285,490	2.340%, 1/1/2035 - 5/1/2039	11,718,965
5,907,809	2.350%, 7/1/2035	6,168,631
158,391	2.370%, 2/1/2019	162,214
8,042,875	2.380%, 4/1/2034 - 10/1/2035	8,455,262
2,771,705	2.390%, 10/1/2016 - 7/1/2034	2,880,293
16,687,096	2.400%, 12/1/2033 - 2/1/2036	17,443,014
10,556,391	2.410%, 7/1/2034	11,039,640

Principal Amount		Value
$3,900,557	2.420%, 5/1/2018 - 6/1/2035	4,088,743
1,037,311	2.430%, 12/1/2040	1,091,254
5,614,098	2.440%, 7/1/2035	5,871,851
10,912,664	2.450%, 2/1/2033 - 5/1/2038	11,407,082
2,937,278	2.460%, 6/1/2033	3,071,669
7,316,856	2.470%, 7/1/2035	7,597,465
3,872,391	2.490%, 5/1/2035	4,124,793
1,721,297	2.560%, 2/1/2036	1,787,729
22,559,969	2.590%, 8/1/2039	23,735,749
5,100,739	2.670%, 7/1/2027 - 1/1/2036	5,383,483
2,295,146	2.700%, 5/1/2036	2,445,046
12,871,988	2.730%, 1/1/2039	13,467,238
19,640,076	2.820%, 8/1/2035	20,845,132
6,164,361	2.840%, 12/1/2040	6,348,598
7,659,319	2.950%, 11/1/2040	7,914,324
3,323,292	3.430%, 7/1/2036	3,395,071
1,171,830	3.500%, 12/1/2034	1,212,587
9,609,063	3.560%, 1/1/2040	10,054,370
4,326,937	3.830%, 7/1/2039	4,565,760
9,240,182	3.910%, 11/1/2039	9,784,839
8,366,948	4.390%, 12/1/2039	8,770,958
8,968,726	4.740%, 7/1/2035	9,499,827
	TOTAL	287,278,497
	Government National Mortgage Association ARM – 0.2%
368,769	1.625%, 7/20/2023 - 9/20/2023	376,858
242,688	2.125%, 11/20/2023 - 10/20/2029	248,745
24,317	2.250%, 1/20/2030	25,516
943,156	2.375%, 1/20/2022 - 5/20/2029	964,933
	TOTAL	1,616,052
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $424,135,899)	428,749,744
	Collateralized Mortgage Obligations – 39.3%
	Federal Home Loan Mortgage Corp. REMIC – 11.4%
5,677,138	REMIC 3012 EF, 0.548%, 8/15/2035	5,655,286
6,286,910	REMIC 3284 AF, 0.558%, 3/15/2037	6,252,900
1,880,784	REMIC 3001 EA, 0.598%, 3/15/2035	1,884,179
1,812,462	REMIC 3155 PF, 0.598%, 5/15/2036	1,809,791
1,759,335	REMIC 3174 FL, 0.598%, 6/15/2036	1,755,156
9,092,124	REMIC 3380 FP, 0.598%, 11/15/2036	9,069,123
2,578,738	REMIC 3179 FP, 0.628%, 7/15/2036	2,576,378
2,991,652	REMIC 2819 F, 0.648%, 6/15/2034	2,992,203
10,355,980	REMIC 3317 F, 0.648%, 7/15/2036	10,343,376
1,761,648	REMIC 3301 MF, 0.648%, 4/15/2037	1,755,637
1,186,758	REMIC 3221 FW, 0.668%, 9/15/2036	1,187,390
1,613,536	REMIC 3213 GF, 0.678%, 9/15/2036	1,615,316
2,723,085	REMIC 3085 UF, 0.698%, 12/15/2035	2,725,929
7,320,511	REMIC 3184 FH, 0.748%, 7/15/2036	7,340,575
6,570,879	REMIC 3156 HF, 0.751%, 8/15/2035	6,580,522
1,384,986	REMIC 2475 FD, 0.798%, 6/15/2031	1,395,292
1,335,442	REMIC 2380 FL, 0.848%, 11/15/2031	1,348,102

Principal Amount		Value
$5,525,508	REMIC 3593 CF, 0.848%, 2/15/2036	5,552,587
12,903,011	REMIC 3609 FA, 0.908%, 12/15/2039	13,002,367
6,409,167	REMIC 3550 GF, 0.998%, 7/15/2039	6,486,066
5,603,403	REMIC MS 1128 F, 1.158%, 7/15/2037	5,693,421
549,801	REMIC 2448 FA, 1.248%, 1/15/2032	558,362
581,706	REMIC 2452 FC, 1.248%, 1/15/2032	590,764
1,666,284	REMIC 2480 NF, 1.248%, 1/15/2032	1,692,395
2,177,655	REMIC 2475 F, 1.248%, 2/15/2032	2,213,107
1,609,358	REMIC 2434 FA, 1.248%, 3/15/2032	1,635,013
505,798	REMIC 2470 EF, 1.248%, 3/15/2032	513,861
498,039	REMIC 2498 AF, 1.248%, 3/15/2032	505,979
1,802,367	REMIC 2459 FP, 1.248%, 6/15/2032	1,831,476
	TOTAL	106,562,553
	Federal National Mortgage Association REMIC – 26.6%
4,042,153	REMIC 2007-16 PF, 0.447%, 3/25/2037	4,014,762
15,249,881	REMIC 2006-W1 2AF1, 0.477%, 2/25/2046	15,094,947
10,625,210	REMIC 2006-49 PF, 0.507%, 4/25/2036	10,592,304
4,356,063	REMIC 2007-20 F, 0.517%, 3/25/2037	4,328,634
6,419,135	REMIC 2005-67 FJ, 0.557%, 8/25/2035	6,392,884
6,522,321	REMIC 2007-75 EF, 0.557%, 1/25/2036	6,532,223
1,207,660	REMIC 2006-11 FB, 0.557%, 3/25/2036	1,202,921
16,727,195	REMIC 2006-72 TE, 0.557%, 8/25/2036	16,674,695
390,127	REMIC 2004-27 FM, 0.577%, 7/25/2022	390,019
1,706,264	REMIC 2006-20 PF, 0.577%, 11/25/2030	1,696,540
4,034,406	REMIC 2007-67 FB, 0.577%, 7/25/2037	4,023,538
1,293,174	REMIC 2005-67 FM, 0.607%, 8/25/2035	1,290,348
11,632,324	REMIC 2008-52 FD, 0.607%, 6/25/2036	11,597,595
6,975,014	REMIC 2006-65 DF, 0.607%, 7/25/2036	6,960,910
1,103,522	REMIC 2006-81 FA, 0.607%, 9/25/2036	1,101,836
2,433,505	REMIC 2006-8 NF, 0.627%, 3/25/2036	2,429,992
979,818	REMIC 2007-15 AF, 0.627%, 3/25/2037	977,901
7,685,084	REMIC 2004-28 PF, 0.657%, 3/25/2034	7,691,298
2,554,597	REMIC 2006-76 QF, 0.657%, 8/25/2036	2,553,812
8,136,451	REMIC 2006-93 FN, 0.657%, 10/25/2036	8,123,176
7,169,129	REMIC 2006-103 FB, 0.657%, 10/25/2036	7,192,023
675,440	REMIC 2003-90 FL, 0.707%, 3/25/2031	676,089
652,222	REMIC 2001-57 FA, 0.707%, 6/25/2031	651,472
21,497,241	REMIC 2007-71 WF, 0.707%, 7/25/2037	21,499,655
1,910,846	REMIC 2007-88 FY, 0.717%, 9/25/2037	1,910,806
16,575,962	REMIC 2007-88 GF, 0.737%, 9/25/2037	16,588,449
981,931	REMIC 2002-52 FG, 0.757%, 9/25/2032	988,069
4,820,045	REMIC 2007-84 FN, 0.757%, 8/25/2037	4,834,412
6,874,595	REMIC 2010-39 EF, 0.777%, 6/25/2037	6,885,096
501,272	REMIC 2002-77 FG, 0.802%, 12/18/2032	504,575
1,802,916	REMIC 2001-32 FA, 0.807%, 7/25/2031	1,818,189
1,249,110	REMIC 2007-102 FA, 0.827%, 11/25/2037	1,254,087
619,675	REMIC 2001-71 FS, 0.857%, 11/25/2031	624,936
523,568	REMIC 2001-62 FC, 0.907%, 11/25/2031	528,831
929,657	REMIC 2002-8 FA, 1.002%, 3/18/2032	942,240
6,577,678	REMIC 2009-66 FA, 1.007%, 9/25/2039	6,636,245

Principal Amount			Value
$10,958,717		REMIC 2009-87 FX, 1.007%, 11/25/2039	11,078,395
10,252,608		REMIC 2009-106 FN, 1.007%, 1/25/2040	10,377,851
4,314,598		REMIC 2009-78 UF, 1.027%, 10/25/2039	4,368,398
14,222,469		REMIC 2009-87 HF, 1.107%, 11/25/2039	14,434,248
2,754,898		REMIC 2002-7 FG, 1.157%, 1/25/2032	2,790,559
1,349,984		REMIC 2002-77 FA, 1.252%, 12/18/2032	1,372,039
4,174,062		REMIC 2002-58 FG, 1.257%, 8/25/2032	4,242,559
678,285		REMIC 2002-60 FH, 1.257%, 8/25/2032	689,416
7,499,171		REMIC 2008-69 FB, 1.257%, 6/25/2037	7,647,702
4,978,785		REMIC 2008-75 DF, 1.507%, 9/25/2038	5,094,392
737,380		REMIC 1995-17 B, 1.847%, 2/25/2025	751,080
		TOTAL	250,052,148
		Government National Mortgage Association REMIC – 1.3%
11,951,831		REMIC 2011-H07 FA, 0.739%, 2/20/2061	11,913,584
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $365,207,679)	368,528,285
		FDIC-GUARANTEED DEBT – 0.8%
7,355,108	[1,2]	FDIC Structured Sale Guaranteed Notes 2010-S2, Class 1A, 0.746%, 11/29/2037 (IDENTIFIED COST $7,355,108)	7,195,742
		Mortgage-Backed Securities – 11.9%
13,287,099		Federal Home Loan Mortgage Corp., 4.000%, 6/1/2025 - 8/1/2025	13,890,073
27,242,105		Federal Home Loan Mortgage Corp., 4.500%, 6/1/2024 - 6/1/2040	28,740,903
7,198,334		Federal Home Loan Mortgage Corp., 5.000%, 3/1/2023 - 4/1/2039	7,697,590
8,003,035		Federal National Mortgage Association, 3.500%, 10/1/2020 - 11/1/2020	8,355,296
29,928,749		Federal National Mortgage Association, 4.000%, 1/1/2026 - 3/1/2026	31,394,482
3,873,954		Federal National Mortgage Association, 4.500%, 4/1/2024	4,113,401
16,588,081		Federal National Mortgage Association, 5.000%, 1/1/2024 - 7/1/2041	17,824,620
35,407		Government National Mortgage Association, 8.500%, 1/15/2030	41,936
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $109,942,490)	112,058,301
		Repurchase Agreement – 2.9%
27,667,000		Interest in $3,800,000,000 joint repurchase agreement 0.14%, dated 11/30/2011 under which Bank of America, N. A. will repurchase securities provided as collateral for $3,800,014,778 on 12/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2040 and the market value of those underlying securities was $3,914,015,222. (AT COST)	27,667,000
		TOTAL INVESTMENTS — 100.6% (IDENTIFIED COST $934,308,176)[3]	944,199,072
		OTHER ASSETS AND LIABILITIES - NET — (0.6)%[4]	(5,500,790)
		TOTAL NET ASSETS — 100%	$938,698,282
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2011, this restricted security amounted to $7,195,742, which represented 0.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At November 30, 2011, this liquid restricted security amounted to $7,195,742, which represented 0.8% of total net assets.
3	At November 30, 2011, the cost of investments for federal tax purposes was $934,308,176. The net unrealized appreciation of investments for federal tax purposes was $9,890,896. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,899,388 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,008,492.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of November 30, 2011, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
REMIC	— Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Adjustable Rate Securities Fund

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 23, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date January 23, 2012